Leases - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of detailed information about borrowings [line items]
Lease liabilities		$ 70,651,797	$ 68,148,627
Current lease liability	$ 310,269		5,847,085
Non-current lease liabilities	$ 3,305,963		$ 62,301,542
Interest expense from capital leases		$ 301,449
PEMEX [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Lease general term	1 year
PEMEX [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Lease general term	3 years